Lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Future Lease Payments for the Operating Leases Under the Operating Leases
The maturities of the operating lease liabilities as of December 31, 2024, were as follows:

Operating Lease Obligations
Fiscal Year:
2025	$2,853
2026	2,295
2027	1,751
2028	1,538
2029	1,631
2030 and thereafter	6,251

Total	16,319
Less imputed interest	1,378

Present value of lease liabilities	14,941
Less operating lease liabilities-current	2,528

Long-term operating lease liabilities	$12,413